Other financial liabilities (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	Subtotal
Other current financial liabilities	$ 101,426,359	$ 69,129,474
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	5,638,793	10,238,905
Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	95,787,566	58,890,569
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 76,169,204	$ 37,754,705
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76.035.409-0	76.035.409-0
Debtor country	Chile	Chile
Lending party Tax ID	97.004.000-5	76.645.030-K
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 5,685	$ 5,428
Type of amortization	Monthly	Monthly
Interest Rate	3.39%	4.87%
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,421	$ 1,357
Bank borrowings [Member] | Bank Borrowings One [Member] | Cervecera Guayacan SpA. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 4,264	$ 4,071
Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90.413.000-1
Bank borrowings [Member] | Bank Borrowings Two [Member] | Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76.035.409-0
Debtor country	Chile
Lending party Tax ID	97.004.000-5
Creditor country	Chile
Currency	UF
Other current financial liabilities	$ 8,707
Type of amortization	Monthly
Interest Rate	5.65%
Bank borrowings [Member] | Bank Borrowings Two [Member] | Cervecera Guayacan SpA. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,177
Bank borrowings [Member] | Bank Borrowings Two [Member] | Cervecera Guayacan SpA. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 6,530
Bank borrowings [Member] | Bank Borrowings Two [Member] | Bebidas CCU-PepsiCo SpA [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76.337.371-1
Debtor country		Chile
Lending party Tax ID		97.018.000-1
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 8,179
Type of amortization		At maturity
Interest Rate		3.20%
Bank borrowings [Member] | Bank Borrowings Two [Member] | Bebidas CCU-PepsiCo SpA [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 8,179
Bank borrowings [Member] | Bank Borrowings Two [Member] | Bebidas CCU-PepsiCo SpA [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90.413.000-1
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 324,308
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings Three [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 324,308
Bank borrowings [Member] | Bank Borrowings Three [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 8,179
Type of amortization	At maturity
Interest Rate	3.20%
Bank borrowings [Member] | Bank Borrowings Three [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings Three [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 8,179
Bank borrowings [Member] | Bank Borrowings Three [Member] | Bebidas CCU-PepsiCo SpA [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	76.337.371-1
Debtor country	Chile
Lending party Tax ID	97.018.000-1
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91.041.000-8
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 10,926,400
Type of amortization		At maturity
Interest Rate		2.20%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 10,926,400
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor country
Lending party Tax ID
Creditor country
Currency
Other current financial liabilities	$ 40,378,831
Type of amortization
Interest Rate	4.56%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 40,378,831
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91.041.000-8
Debtor country		Chile
Lending party Tax ID		76.645.030-K
Creditor country		Chile
Currency		USD
Other current financial liabilities		$ 42,899
Type of amortization		At maturity
Interest Rate		3.64%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings Five [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 42,899
Bank borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90.413.000-1
Debtor country	Chile
Lending party Tax ID	97.018.000-1
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 639,083
Type of amortization	At maturity
Interest Rate	5.70%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 639,083
Bank borrowings [Member] | Bank Borrowings Six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91.041.000-8
Debtor country		Chile
Lending party Tax ID		97.018.000-1
Creditor country		Chile
Currency		USD
Other current financial liabilities	$ 11,896,096	$ 10,796,220
Type of amortization		At maturity
Interest Rate	3.64%	1.98%
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings Six [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 11,896,096	$ 10,796,220
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91.041.000-8
Debtor country		Chile
Lending party Tax ID		97.018.000-1
Creditor country		Chile
Currency		USD
Other current financial liabilities		$ 8,250,670
Type of amortization		At maturity
Interest Rate		1.20%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 3,650
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 8,247,020
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	99.586.280-8
Debtor country	Chile
Lending party Tax ID	97.030.000-7
Creditor country	Chile
Currency	CLP
Other current financial liabilities	$ 16,326,560
Type of amortization	At maturity
Interest Rate	4.68%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 326,560
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 16,000,000
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96,981,310-6	96.981.310-6
Debtor country		Chile
Lending party Tax ID		97.004.000-5
Creditor country		Chile
Currency		CLP
Other current financial liabilities	$ 2,020,163	$ 2,044,827
Type of amortization		At maturity
Interest Rate	2.20%	4.92%
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 44,827
Bank borrowings [Member] | Bank Borrowings Eight [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 2,020,163	$ 2,000,000
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96.981.310-6	96.981.310-6
Debtor country	Chile	Chile
Lending party Tax ID	97.030.000-7	76.645.030-K
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 6,313	$ 2,014,896
Type of amortization	At maturity	At maturity
Interest Rate	1.60%	3.83%
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings nine [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 6,313	$ 2,014,896
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96.981.310-6	96.981.310-6
Debtor country	Chile	Chile
Lending party Tax ID	97.030.000-7	97.018.000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 3,422	$ 1,008,444
Type of amortization	At maturity	At maturity
Interest Rate	1.60%	4.00%
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings Ten [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,422	$ 1,008,444
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96.981.310-6	96.981.310-6
Debtor country	Chile	Chile
Lending party Tax ID	97.018.000-1	97.018.000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 1,664,071	$ 1,667,569
Type of amortization	Semiannual	Semiannual
Interest Rate	3.45%	3.45%
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings eleven [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,664,071	$ 1,667,569
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	96.981.310-6	96.981.310-6
Debtor country	Chile	Chile
Lending party Tax ID	97.018.000-1	97.018.000-1
Creditor country	Chile	Chile
Currency	CLP	CLP
Other current financial liabilities	$ 28,566	$ 28,661
Type of amortization	At maturity	At maturity
Interest Rate	3.95%	3.95%
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 28,566	$ 28,661
Bank borrowings [Member] | Bank Borrowings twelve [Member] | Cerveceria Kunstmann S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0	$ 0
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Argentina
Lending party Tax ID	0-E
Creditor country	Argentina
Currency	USD
Other current financial liabilities	$ 255,163
Type of amortization	At maturity
Interest Rate	5.50%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 255,163
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99.586.280-8
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		CLP
Other current financial liabilities		$ 326,560
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 326,560
Bank borrowings [Member] | Bank Borrowings thirteen [Member] | Compañía Pisquera de Chile S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Argentina
Lending party Tax ID	0-E
Creditor country	Argentina
Currency	USD
Other current financial liabilities	$ 254,034
Type of amortization	At maturity
Interest Rate	4.75%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 254,034
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other current financial liabilities		$ 966
Type of amortization		At maturity
Interest Rate		34.75%
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Saenz Briones y Cia. S.A.I.C. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 966
Bank borrowings [Member] | Bank Borrowings fourteen [Member] | Saenz Briones y Cia. S.A.I.C. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Argentina
Lending party Tax ID	0-E
Creditor country	Argentina
Currency	ARS
Other current financial liabilities	$ 1,345,109
Type of amortization	Daily
Interest Rate	37.50%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,345,109
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other current financial liabilities		$ 61,176
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 61,176
Bank borrowings [Member] | Bank Borrowings fifteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Argentina
Lending party Tax ID	0-E
Creditor country	Argentina
Currency	ARS
Other current financial liabilities	$ 537,105
Type of amortization	Daily
Interest Rate	38.00%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 537,105
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other current financial liabilities		$ 35,693
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 35,693
Bank borrowings [Member] | Bank Borrowings sixteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Argentina
Lending party Tax ID	0-E
Creditor country	Argentina
Currency	ARS
Other current financial liabilities	$ 246,587
Type of amortization	Daily
Interest Rate	38.00%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 246,587
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Finca La Celia S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other current financial liabilities		$ 8,821
Type of amortization		Semiannual
Interest Rate		5.95%
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 8,821
Bank borrowings [Member] | Bank Borrowings seventeen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 0
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0-E
Creditor country		Uruguay
Currency		UI
Other current financial liabilities		$ 202,988
Type of amortization		Monthly
Interest Rate		4.80%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		$ 202,988
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Milotur S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities		0
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 39,084
Type of amortization	Quarterly
Interest Rate	5.00%
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 39,084
Bank borrowings [Member] | Bank Borrowings eighteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 68,671
Type of amortization	Quarterly
Interest Rate	5.00%
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 68,671
Bank borrowings [Member] | Bank Borrowings nineteen [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 0
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	0-E
Debtor country	Bolivia
Lending party Tax ID	0-E
Creditor country	Bolivia
Currency	BOB
Other current financial liabilities	$ 437,775
Type of amortization	Semiannual
Interest Rate	5.95%
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Bebidas Bolivianas BBO S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 21,498
Bank borrowings [Member] | Bank Borrowings twenty [Member] | Bebidas Bolivianas BBO S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	416,277
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	8,087,630	7,691,023
Bonds payable [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	1,820,355	4,392,116
Bonds payable [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 6,267,275	$ 3,298,907
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond H
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 6,202,020	$ 5,885,748
Type of amortization	Semiannual	Semiannual
Interest Rate	4.25%	4.25%
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 582,445	$ 3,260,702
Bonds payable [Member] | Bono Serie H Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 5,619,575	$ 2,625,046
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond J
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 1,045,388	$ 980,367
Type of amortization	Semiannual	Semiannual
Interest Rate	2.90%	2.90%
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 1,042,130	$ 976,885
Bonds payable [Member] | Bono Serie J Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 3,258	$ 3,482
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond L
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 291,443	$ 300,241
Type of amortization	Semiannual	Semiannual
Interest Rate	1.20%	1.20%
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 50,459	$ 52,828
Bonds payable [Member] | Bono Serie L Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 240,984	$ 247,413
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	90,413,000-1	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	Bond M
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 302,058	$ 288,690
Type of amortization	Semiannual	Semiannual
Interest Rate	1.60%	1.60%
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 55,622	$ 52,355
Bonds payable [Member] | Bono Serie M Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 246,436	$ 236,335
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID	91,041,000-8	91.041.000-8
Debtor country	Chile	Chile
Lending party Tax ID	Bond D
Creditor country	Chile	Chile
Currency	UF	UF
Other current financial liabilities	$ 246,721	$ 235,977
Type of amortization	Semiannual	Semiannual
Interest Rate	1.00%	1.00%
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member] | 0 to 3 months
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 89,699	$ 49,346
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Vina San Pedro Tarapaca S.A. [Member] | Later than three months and not later than one year [member]
Disclosure of other financial liabilities [Line Items]
Other current financial liabilities	$ 157,022	$ 186,631
Bonds payable [Member] | Bono Serie D Bonds Payable [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91.041.000-8